LOANS RECEIVABLE - Schedule of Outstanding Loans Receivable to be Repaid (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Line Items]
2025	$ 50,911
Loans receivable, current and non-current	$ 535,696	$ 476,620
Galaxy Digital Holdings, LP
Financing Receivable, Allowance for Credit Loss [Line Items]
2025		476,620
Loans receivable, current and non-current		$ 476,620	$ 387,364